Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

Note 7 – Related Party Transactions

Conflicts of Interests

Magellan Gold Corporation (“Magellan”) is a company under common control. Mr. John Gibbs is a significant shareholder in both Athena and Magellan. Athena and Magellan are both involved in the business of acquisition and exploration of mineral resources.

Silver Saddle Resources, LLC (“Silver Saddle”) is also a company under common control. Mr. Power and Mr. Gibbs are the owners and managing members of Silver Saddle. Athena and Silver Saddle are both involved in the business of acquisition and exploration of mineral resources.

There exists no arrangement or understanding with respect to the resolution of future conflicts of interest. The existence of common ownership and common management could result in significantly different operating results or financial position from those that could have resulted had Athena, Magellan and Silver Saddle been autonomous.

Management Fees

The Company is subject to a month-to-month management agreement with Mr. Power requiring a monthly payment of $2,500 as consideration for the day-to-day management of Athena, $30,000 was recorded as management fees and are included in general and administrative expenses in the accompanying consolidated statements of operations. Mr. Power submits expense reports for ordinary business expenses with a balance due as of December 31, 2022 of $30,006.

On January 1, 2021, the Company agreed to convert the $96,500 balance of management fees due Mr. Power into 2,144,444 shares of common stock at a price of $0.045 per share.

Note Payable

During March 2022, the Company executed two promissory notes with John Gibbs for $50,000 and $25,000 at 6% that is payable on demand. In April 2022, the Company issued 1,181,250 shares out of 3,375,000 shares of common stock in April 2022 at C$.08 per share as a part of the private placement offering to settle $75,000 of notes payable to Mr. Gibbs, for total proceeds of C$234,675.

In June 2022, the Company executed a promissory note with John Gibbs for $26,100 at 6% that is payable on demand as part payment for mineral property in escrow. In September 2022, the Company issued 443,110 shares out of 860,200 shares of common stock in September 2022 at C$.08 per share as a part of the private placement offering to settle $26,100 of notes payable and $463 of accrued interest to Mr. Gibbs, for total proceeds of C$68,816.

Sales of Common Stock

On May 25, 2021, the Company sold 2,200,000 units in its private placement at a price of C$0.08 to Mr. Gibbs, realizing net proceeds of $144,848. During the same private placement, Mr. Power purchased 300,000 units realizing net proceeds of $19,752.

On January 15, 2021, the Company sold 250,000 shares of common stock at a price of $0.03 per share in a private placement to Mr. Gibbs, realizing total proceeds of $7,500.